Note 12 - Derivatives and Fair Value Disclosures (Details Textual) ¥ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 JPY (¥)	Oct. 13, 2015 USD ($)	Sep. 22, 2015 USD ($)	Jul. 06, 2015 USD ($)	Apr. 10, 2014 USD ($)
Interest Rate Swap, Floating Rate, Based on LIBOR	1.05%
Foreign Currenc,y Forward Contracts, Converted Amount | ¥			¥ 0.5		¥ 0.4
Derivative Instruments not Designated as Hedging Instruments, Reclassification from OCI				$ (49,471)
Impaired Long-lived Assets, Pre-impairment Carrying Value	$ 32,235,086	$ 15,828,908
Impairment of Long-Lived Assets Held-for-use	$ 5,735,086	8,238,987		$ 6,168,747
Designated as Hedging Instrument [Member]
Derivative, Number of Instruments Held	5
Interest Rate Swap [Member]
Derivative, Notional Amount	$ 60,750,343	$ 92,182,741				$ 11,171,875	$ 12,120,000	$ 17,553,663	$ 17,553,663
Derivative, Fixed Interest Rate							1.54%	1.69%	2.60%
Derivative, Number of Instruments Held						2
Interest Rate Swap [Member] | Minimum [Member]
Derivative, Fixed Interest Rate	1.52%
Interest Rate Swap [Member] | Maximum [Member]
Derivative, Fixed Interest Rate	2.60%
Interest Rate Swap 1 [Member]
Derivative, Fixed Interest Rate						1.52%
Interest Rate Swap 2 [Member]
Derivative, Fixed Interest Rate						1.55%